Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 3,147,845	$ (721,158)	$ 1,009,431
Other comprehensive (loss) income:
Net (loss) gain on derivatives (Note 12), net of tax of $14,425, $(22,686) and $(11,679), respectively	(99,583)	158,800	81,751
Actuarial (loss) gain on pension obligations (Note 20), net of tax of $48, $(4,108) and $(1,327), respectively	(339)	28,761	9,285
Foreign currency translation adjustments	0	0	(15,286)
Total other comprehensive (loss) income	(99,922)	187,561	75,750
Comprehensive income (loss)	3,047,923	(533,597)	1,085,181
Comprehensive income attributable to non-controlling interest	(11,754)	(4,883)	(8,924)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$ 3,036,169	$ (538,480)	$ 1,076,257